Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS TRUST
Entity Central Index Key	0001469192
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000250179 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund (formerly known as MainStay MacKay Arizona Muni Fund)
Class Name	Class A
Trading Symbol	AZTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period July 22, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$22^	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	Class A shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.80%	[2],[3]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend, was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to 4% coupons bonds, driven by security selection	Contributed
Sector	Underweight allocation to state general obligation holdings, primarily due to security selection	Contributed
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted
Credit quality	Underweight exposure to A-rated credits, primarily due yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Since Inception[1]
Class A Shares - Including sales charges	7/22/2024	(2.56)%
Class A Shares - Excluding sales charges		0.45%)
Bloomberg Municipal Bond Index[2]		0.46)%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.60)%%
Morningstar Muni Single State Intermediate Category Average[4]		0.20)%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 156,184,420
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 347,145
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$156,184,420%
Total number of portfolio holdings	$90%
Total advisory fees paid	$347,145%
Portfolio turnover rate	$39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City of Phoenix Civic Improvement Corp., 4.00%-5.00%, due 7/1/26-7/1/45	9.0%
Arizona Industrial Development Authority, 2.12%-5.00%, due 1/1/28-2/1/58	8.3%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 7/1/33-1/1/53	4.9%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Salt River Project Agricultural Improvement & Power District, 4.00%-5.25%, due 12/1/34-1/1/53	4.3%
Chandler Industrial Development Authority, 5.00%, due 9/1/52	3.8%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.7%
City of Mesa, 4.00%-5.00%, due 7/1/32-7/1/36	3.6%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.5%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.0%
* Excluding short-term investments
Top Industries
Other Revenue	33.1%
General Obligation	29.3%
Education	12.8%
Utilities	6.6%
Transportation	5.8%
Hospital	4.8%
Water & Sewer	1.4%
General	1.2%
Housing	0.5%
Short-Term Investment	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
City of Phoenix Civic Improvement Corp., 4.00%-5.00%, due 7/1/26-7/1/45	9.0%
Arizona Industrial Development Authority, 2.12%-5.00%, due 1/1/28-2/1/58	8.3%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 7/1/33-1/1/53	4.9%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Salt River Project Agricultural Improvement & Power District, 4.00%-5.25%, due 12/1/34-1/1/53	4.3%
Chandler Industrial Development Authority, 5.00%, due 9/1/52	3.8%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.7%
City of Mesa, 4.00%-5.00%, due 7/1/32-7/1/36	3.6%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.5%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Arizona Muni Fund” to “NYLI MacKay Arizona Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Arizona Muni Fund” to “NYLI MacKay Arizona Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250180 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund (formerly known as MainStay MacKay Arizona Muni Fund)
Class Name	Class C
Trading Symbol	AZTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$87^	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 87	[4]
Expense Ratio, Percent	1.48%	[5],[6]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend, was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to 4% coupons bonds, driven by security selection	Contributed
Sector	Underweight allocation to state general obligation holdings, primarily due to security selection	Contributed
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted
Credit quality	Underweight exposure to A-rated credits, primarily due yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/1996	(0.20)%	5.52%	(0.45)%	0.77%
Class C Shares - Excluding sales charges		0.80%)	6.52%	(0.45)%	0.77%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 156,184,420
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 347,145
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$156,184,420%
Total number of portfolio holdings	$90%
Total advisory fees paid	$347,145%
Portfolio turnover rate	$39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City of Phoenix Civic Improvement Corp., 4.00%-5.00%, due 7/1/26-7/1/45	9.0%
Arizona Industrial Development Authority, 2.12%-5.00%, due 1/1/28-2/1/58	8.3%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 7/1/33-1/1/53	4.9%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Salt River Project Agricultural Improvement & Power District, 4.00%-5.25%, due 12/1/34-1/1/53	4.3%
Chandler Industrial Development Authority, 5.00%, due 9/1/52	3.8%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.7%
City of Mesa, 4.00%-5.00%, due 7/1/32-7/1/36	3.6%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.5%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.0%
* Excluding short-term investments
Top Industries
Other Revenue	33.1%
General Obligation	29.3%
Education	12.8%
Utilities	6.6%
Transportation	5.8%
Hospital	4.8%
Water & Sewer	1.4%
General	1.2%
Housing	0.5%
Short-Term Investment	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
City of Phoenix Civic Improvement Corp., 4.00%-5.00%, due 7/1/26-7/1/45	9.0%
Arizona Industrial Development Authority, 2.12%-5.00%, due 1/1/28-2/1/58	8.3%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 7/1/33-1/1/53	4.9%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Salt River Project Agricultural Improvement & Power District, 4.00%-5.25%, due 12/1/34-1/1/53	4.3%
Chandler Industrial Development Authority, 5.00%, due 9/1/52	3.8%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.7%
City of Mesa, 4.00%-5.00%, due 7/1/32-7/1/36	3.6%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.5%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Arizona Muni Fund” to “NYLI MacKay Arizona Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Arizona Muni Fund” to “NYLI MacKay Arizona Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250181 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund(formerly known as MainStay MacKay Arizona Muni Fund)
Class Name	Class I
Trading Symbol	AZTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$39^	0.67%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 39	[7]
Expense Ratio, Percent	0.67%	[8],[9]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend, was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to 4% coupons bonds, driven by security selection	Contributed
Sector	Underweight allocation to state general obligation holdings, primarily due to security selection	Contributed
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted
Credit quality	Underweight exposure to A-rated credits, primarily due yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/1/1996	1.25%	7.43%	0.51%	1.77%
Bloomberg Municipal Bond Index[2]		1.20%%	9.70%%	1.05%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96%%	7.53%%	1.14%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86%%	11.82%%	0.58%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 156,184,420
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 347,145
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$156,184,420%
Total number of portfolio holdings	$90%
Total advisory fees paid	$347,145%
Portfolio turnover rate	$39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City of Phoenix Civic Improvement Corp., 4.00%-5.00%, due 7/1/26-7/1/45	9.0%
Arizona Industrial Development Authority, 2.12%-5.00%, due 1/1/28-2/1/58	8.3%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 7/1/33-1/1/53	4.9%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Salt River Project Agricultural Improvement & Power District, 4.00%-5.25%, due 12/1/34-1/1/53	4.3%
Chandler Industrial Development Authority, 5.00%, due 9/1/52	3.8%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.7%
City of Mesa, 4.00%-5.00%, due 7/1/32-7/1/36	3.6%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.5%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.0%
* Excluding short-term investments
Top Industries
Other Revenue	33.1%
General Obligation	29.3%
Education	12.8%
Utilities	6.6%
Transportation	5.8%
Hospital	4.8%
Water & Sewer	1.4%
General	1.2%
Housing	0.5%
Short-Term Investment	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
City of Phoenix Civic Improvement Corp., 4.00%-5.00%, due 7/1/26-7/1/45	9.0%
Arizona Industrial Development Authority, 2.12%-5.00%, due 1/1/28-2/1/58	8.3%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 7/1/33-1/1/53	4.9%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Salt River Project Agricultural Improvement & Power District, 4.00%-5.25%, due 12/1/34-1/1/53	4.3%
Chandler Industrial Development Authority, 5.00%, due 9/1/52	3.8%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.7%
City of Mesa, 4.00%-5.00%, due 7/1/32-7/1/36	3.6%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.5%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Arizona Muni Fund” to “NYLI MacKay Arizona Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Arizona Muni Fund” to “NYLI MacKay Arizona Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250182 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Arizona Muni Fund (formerly known as MainStay MacKay Arizona Muni Fund)
Class Name	Class Z
Trading Symbol	AZTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Arizona Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class Z	$49^	0.84%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 49	[10]
Expense Ratio, Percent	0.84%	[11],[12]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend, was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to 4% coupons bonds, driven by security selection	Contributed
Sector	Underweight allocation to state general obligation holdings, primarily due to security selection	Contributed
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted
Credit quality	Underweight exposure to A-rated credits, primarily due yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges. Effective July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	3/13/1986	(1.88)%	4.05%	(0.23)%	1.31%
Class Z Shares - Excluding sales charges		1.15%)	7.26%	0.38%)	1.62%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Mar. 13, 1986
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 156,184,420
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 347,145
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$156,184,420%
Total number of portfolio holdings	$90%
Total advisory fees paid	$347,145%
Portfolio turnover rate	$39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City of Phoenix Civic Improvement Corp., 4.00%-5.00%, due 7/1/26-7/1/45	9.0%
Arizona Industrial Development Authority, 2.12%-5.00%, due 1/1/28-2/1/58	8.3%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 7/1/33-1/1/53	4.9%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Salt River Project Agricultural Improvement & Power District, 4.00%-5.25%, due 12/1/34-1/1/53	4.3%
Chandler Industrial Development Authority, 5.00%, due 9/1/52	3.8%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.7%
City of Mesa, 4.00%-5.00%, due 7/1/32-7/1/36	3.6%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.5%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.0%
* Excluding short-term investments
Top Industries
Other Revenue	33.1%
General Obligation	29.3%
Education	12.8%
Utilities	6.6%
Transportation	5.8%
Hospital	4.8%
Water & Sewer	1.4%
General	1.2%
Housing	0.5%
Short-Term Investment	2.9%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
City of Phoenix Civic Improvement Corp., 4.00%-5.00%, due 7/1/26-7/1/45	9.0%
Arizona Industrial Development Authority, 2.12%-5.00%, due 1/1/28-2/1/58	8.3%
Maricopa County Industrial Development Authority, 4.00%-5.00%, due 7/1/33-1/1/53	4.9%
City of Peoria, 2.00%-3.375%, due 7/15/32-7/15/39	4.7%
Salt River Project Agricultural Improvement & Power District, 4.00%-5.25%, due 12/1/34-1/1/53	4.3%
Chandler Industrial Development Authority, 5.00%, due 9/1/52	3.8%
Maricopa County Pollution Control Corp., 2.40%-3.60%, due 6/1/35-2/1/40	3.7%
City of Mesa, 4.00%-5.00%, due 7/1/32-7/1/36	3.6%
Arizona Department of Transportation State Highway Fund, 5.00%, due 7/1/25-7/1/33	3.5%
Maricopa County Special Health Care District, 5.00%, due 7/1/32-7/1/34	3.0%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Arizona Muni Fund” to “NYLI MacKay Arizona Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Arizona (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Arizona Muni Fund” to “NYLI MacKay Arizona Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250185 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund (formerly known as MainStay MacKay Colorado Muni Fund)
Class Name	Class A
Trading Symbol	COTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period July 22, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$22^	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	Class A shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 22	[13]
Expense Ratio, Percent	0.80%	[14],[15]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to zero coupon bonds driven by security selection	Contributed
Maturity	Overweight exposure to bonds maturing inside of 3 years, as the short end of the curve outperformed the long end	Contributed
Sector	Underweight allocation to water & sewer bonds, driven by security selection	Detracted
Credit rating	Overweight allocation to AA-rated credits, primarily due yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Since Inception[1]
Class A Shares - Including sales charges	7/22/2024	(2.63)%
Class A Shares - Excluding sales charges		0.39%)
Bloomberg Municipal Bond Index[2]		0.46)%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.60)%%
Morningstar Muni Single State Intermediate Category Average[4]		0.20)%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 118,523,100
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 316,009
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$118,523,100%
Total number of portfolio holdings	$85%
Total advisory fees paid	$316,009%
Portfolio turnover rate	$33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	8.5%
Colorado Housing and Finance Authority, 3.75%-4.60%, due 10/1/39-5/1/50	6.3%
Larimer Weld & Boulder County School District R-2J, 4.25%-5.00%, due 12/15/24-12/15/35	4.9%
Adams & Weld Counties School District No. 27J, 5.00%, due 12/1/24-12/1/42	4.7%
Colorado Health Facilities Authority, 4.00%-5.00%, due 11/1/28-5/15/45	4.3%
City of Colorado Springs, 5.00%, due 11/15/34-11/15/39	3.8%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.8%
City of Grand Junction, 5.00%, due 3/1/41-12/1/43	2.5%
Foothills Park & Recreation District, 4.00%-5.00%, due 12/1/26-12/1/35	2.4%
Southeast Colorado Hospital District, 5.00%, due 2/1/25	2.3%
* Excluding short-term investments
Top Industries
General Obligation	30.1%
Other Revenue	26.0%
Certificate of Participation/Lease	12.8%
Hospital	7.3%
Transportation	6.2%
Water & Sewer	6.1%
Education	5.2%
Short-Term Investment	3.0%
Other Assets, Less Liabilities	3.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	8.5%
Colorado Housing and Finance Authority, 3.75%-4.60%, due 10/1/39-5/1/50	6.3%
Larimer Weld & Boulder County School District R-2J, 4.25%-5.00%, due 12/15/24-12/15/35	4.9%
Adams & Weld Counties School District No. 27J, 5.00%, due 12/1/24-12/1/42	4.7%
Colorado Health Facilities Authority, 4.00%-5.00%, due 11/1/28-5/15/45	4.3%
City of Colorado Springs, 5.00%, due 11/15/34-11/15/39	3.8%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.8%
City of Grand Junction, 5.00%, due 3/1/41-12/1/43	2.5%
Foothills Park & Recreation District, 4.00%-5.00%, due 12/1/26-12/1/35	2.4%
Southeast Colorado Hospital District, 5.00%, due 2/1/25	2.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Colorado Muni Fund” to “NYLI MacKay Colorado Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Colorado Muni Fund” to “NYLI MacKay Colorado Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250186 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund(formerly known as MainStay MacKay Colorado Muni Fund)
Class Name	Class C
Trading Symbol	COTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$90^	1.54%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 90	[16]
Expense Ratio, Percent	1.54%	[17],[18]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to zero coupon bonds driven by security selection	Contributed
Maturity	Overweight exposure to bonds maturing inside of 3 years, as the short end of the curve outperformed the long end	Contributed
Sector	Underweight allocation to water & sewer bonds, driven by security selection	Detracted
Credit rating	Overweight allocation to AA-rated credits, primarily due yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/30/1996	(0.63)%	3.97%	(0.65)%	0.35%
Class C Shares - Excluding sales charges		0.36%)	4.97%	(0.65)%	0.35%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 30, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 118,523,100
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 316,009
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$118,523,100%
Total number of portfolio holdings	$85%
Total advisory fees paid	$316,009%
Portfolio turnover rate	$33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	8.5%
Colorado Housing and Finance Authority, 3.75%-4.60%, due 10/1/39-5/1/50	6.3%
Larimer Weld & Boulder County School District R-2J, 4.25%-5.00%, due 12/15/24-12/15/35	4.9%
Adams & Weld Counties School District No. 27J, 5.00%, due 12/1/24-12/1/42	4.7%
Colorado Health Facilities Authority, 4.00%-5.00%, due 11/1/28-5/15/45	4.3%
City of Colorado Springs, 5.00%, due 11/15/34-11/15/39	3.8%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.8%
City of Grand Junction, 5.00%, due 3/1/41-12/1/43	2.5%
Foothills Park & Recreation District, 4.00%-5.00%, due 12/1/26-12/1/35	2.4%
Southeast Colorado Hospital District, 5.00%, due 2/1/25	2.3%
* Excluding short-term investments
Top Industries
General Obligation	30.1%
Other Revenue	26.0%
Certificate of Participation/Lease	12.8%
Hospital	7.3%
Transportation	6.2%
Water & Sewer	6.1%
Education	5.2%
Short-Term Investment	3.0%
Other Assets, Less Liabilities	3.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	8.5%
Colorado Housing and Finance Authority, 3.75%-4.60%, due 10/1/39-5/1/50	6.3%
Larimer Weld & Boulder County School District R-2J, 4.25%-5.00%, due 12/15/24-12/15/35	4.9%
Adams & Weld Counties School District No. 27J, 5.00%, due 12/1/24-12/1/42	4.7%
Colorado Health Facilities Authority, 4.00%-5.00%, due 11/1/28-5/15/45	4.3%
City of Colorado Springs, 5.00%, due 11/15/34-11/15/39	3.8%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.8%
City of Grand Junction, 5.00%, due 3/1/41-12/1/43	2.5%
Foothills Park & Recreation District, 4.00%-5.00%, due 12/1/26-12/1/35	2.4%
Southeast Colorado Hospital District, 5.00%, due 2/1/25	2.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Colorado Muni Fund” to “NYLI MacKay Colorado Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Colorado Muni Fund” to “NYLI MacKay Colorado Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250183 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund (formerly known as MainStay MacKay Colorado Muni Fund)
Class Name	Class I
Trading Symbol	COTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$43^	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 43	[19]
Expense Ratio, Percent	0.73%	[20],[21]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to zero coupon bonds driven by security selection	Contributed
Maturity	Overweight exposure to bonds maturing inside of 3 years, as the short end of the curve outperformed the long end	Contributed
Sector	Underweight allocation to water & sewer bonds, driven by security selection	Detracted
Credit rating	Overweight allocation to AA-rated credits, primarily due yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/30/1996	0.82%	5.98%	0.33%	1.36%
Bloomberg Municipal Bond Index[2]		1.20%%	9.70%%	1.05%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96%%	7.53%%	1.14%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86%%	11.82%%	0.58%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 30, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 118,523,100
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 316,009
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$118,523,100%
Total number of portfolio holdings	$85%
Total advisory fees paid	$316,009%
Portfolio turnover rate	$33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	8.5%
Colorado Housing and Finance Authority, 3.75%-4.60%, due 10/1/39-5/1/50	6.3%
Larimer Weld & Boulder County School District R-2J, 4.25%-5.00%, due 12/15/24-12/15/35	4.9%
Adams & Weld Counties School District No. 27J, 5.00%, due 12/1/24-12/1/42	4.7%
Colorado Health Facilities Authority, 4.00%-5.00%, due 11/1/28-5/15/45	4.3%
City of Colorado Springs, 5.00%, due 11/15/34-11/15/39	3.8%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.8%
City of Grand Junction, 5.00%, due 3/1/41-12/1/43	2.5%
Foothills Park & Recreation District, 4.00%-5.00%, due 12/1/26-12/1/35	2.4%
Southeast Colorado Hospital District, 5.00%, due 2/1/25	2.3%
* Excluding short-term investments
Top Industries
General Obligation	30.1%
Other Revenue	26.0%
Certificate of Participation/Lease	12.8%
Hospital	7.3%
Transportation	6.2%
Water & Sewer	6.1%
Education	5.2%
Short-Term Investment	3.0%
Other Assets, Less Liabilities	3.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	8.5%
Colorado Housing and Finance Authority, 3.75%-4.60%, due 10/1/39-5/1/50	6.3%
Larimer Weld & Boulder County School District R-2J, 4.25%-5.00%, due 12/15/24-12/15/35	4.9%
Adams & Weld Counties School District No. 27J, 5.00%, due 12/1/24-12/1/42	4.7%
Colorado Health Facilities Authority, 4.00%-5.00%, due 11/1/28-5/15/45	4.3%
City of Colorado Springs, 5.00%, due 11/15/34-11/15/39	3.8%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.8%
City of Grand Junction, 5.00%, due 3/1/41-12/1/43	2.5%
Foothills Park & Recreation District, 4.00%-5.00%, due 12/1/26-12/1/35	2.4%
Southeast Colorado Hospital District, 5.00%, due 2/1/25	2.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Colorado Muni Fund” to “NYLI MacKay Colorado Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Colorado Muni Fund” to “NYLI MacKay Colorado Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250184 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Colorado Muni Fund (formerly known as MainStay MacKay Colorado Muni Fund)
Class Name	Class Z
Trading Symbol	COTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Colorado Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class Z	$51^	0.87%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 51	[22]
Expense Ratio, Percent	0.87%	[23],[24]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily driven by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Exposure to zero coupon bonds driven by security selection	Contributed
Maturity	Overweight exposure to bonds maturing inside of 3 years, as the short end of the curve outperformed the long end	Contributed
Sector	Underweight allocation to water & sewer bonds, driven by security selection	Detracted
Credit rating	Overweight allocation to AA-rated credits, primarily due yield curve positioning	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges. Effective July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	5/21/1987	(2.28)%	2.71%	(0.33)%	0.99%
Class Z Shares - Excluding sales charges		0.74%)	5.88%	0.28%)	1.30%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 21, 1987
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 118,523,100
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 316,009
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$118,523,100%
Total number of portfolio holdings	$85%
Total advisory fees paid	$316,009%
Portfolio turnover rate	$33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	8.5%
Colorado Housing and Finance Authority, 3.75%-4.60%, due 10/1/39-5/1/50	6.3%
Larimer Weld & Boulder County School District R-2J, 4.25%-5.00%, due 12/15/24-12/15/35	4.9%
Adams & Weld Counties School District No. 27J, 5.00%, due 12/1/24-12/1/42	4.7%
Colorado Health Facilities Authority, 4.00%-5.00%, due 11/1/28-5/15/45	4.3%
City of Colorado Springs, 5.00%, due 11/15/34-11/15/39	3.8%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.8%
City of Grand Junction, 5.00%, due 3/1/41-12/1/43	2.5%
Foothills Park & Recreation District, 4.00%-5.00%, due 12/1/26-12/1/35	2.4%
Southeast Colorado Hospital District, 5.00%, due 2/1/25	2.3%
* Excluding short-term investments
Top Industries
General Obligation	30.1%
Other Revenue	26.0%
Certificate of Participation/Lease	12.8%
Hospital	7.3%
Transportation	6.2%
Water & Sewer	6.1%
Education	5.2%
Short-Term Investment	3.0%
Other Assets, Less Liabilities	3.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
City & County of Denver, 4.00%-5.00%, due 6/1/30-8/1/42	8.5%
Colorado Housing and Finance Authority, 3.75%-4.60%, due 10/1/39-5/1/50	6.3%
Larimer Weld & Boulder County School District R-2J, 4.25%-5.00%, due 12/15/24-12/15/35	4.9%
Adams & Weld Counties School District No. 27J, 5.00%, due 12/1/24-12/1/42	4.7%
Colorado Health Facilities Authority, 4.00%-5.00%, due 11/1/28-5/15/45	4.3%
City of Colorado Springs, 5.00%, due 11/15/34-11/15/39	3.8%
Colorado Educational & Cultural Facilities Authority, 4.00%-5.25%, due 3/1/26-7/1/44	2.8%
City of Grand Junction, 5.00%, due 3/1/41-12/1/43	2.5%
Foothills Park & Recreation District, 4.00%-5.00%, due 12/1/26-12/1/35	2.4%
Southeast Colorado Hospital District, 5.00%, due 2/1/25	2.3%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Colorado Muni Fund” to “NYLI MacKay Colorado Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund of Colorado (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Colorado Muni Fund” to “NYLI MacKay Colorado Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250190 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund (formerly known as MainStay MacKay Oregon Muni Fund)
Class Name	Class A
Trading Symbol	ORTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period July 22, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$22^	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	Class A shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 22	[25]
Expense Ratio, Percent	0.80%	[26],[27]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond 1-15 Yr Blend was primarily affected by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Underweight exposure to 3% coupon bonds, driven by the shorter duration nature of the exposure	Contributed
Sector	Overweight allocation to hospitals, driven by security selection	Contributed
Credit quality	Underweight exposure to credits rated A and BBB, driven by security selection	Detracted
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Since Inception[1]
Class A Shares - Including sales charges	7/22/2024	(2.85)%
Class A Shares - Excluding sales charges		0.15%)
Bloomberg Municipal Bond Index[2]		0.46)%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.60)%%
Morningstar Muni Single State Intermediate Category Average[4]		0.20)%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 329,401,885
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 840,159
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$329,401,885%
Total number of portfolio holdings	$171%
Total advisory fees paid	$840,159%
Portfolio turnover rate	$23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-5/1/44	11.8%
City of Portland, 2.00%-5.00%, due 10/1/25-12/1/43	6.5%
Port of Portland, 5.00%-5.25%, due 7/1/28-7/1/44	4.3%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/31-6/15/42	3.9%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.1%
Salem-Keizer School District No. 24J, 5.00%, due 6/15/30-6/15/35	3.0%
Deschutes County Administrative School District No. 1, 4.00%-5.00%, due 6/15/30-6/15/45	3.0%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	2.9%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	2.9%
City of Beaverton, 5.00%, due 4/1/36-4/1/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	57.4%
Water & Sewer	11.2%
Transportation	11.1%
Other Revenue	10.6%
Hospital	3.7%
General	1.2%
Utilities	0.6%
Education	0.4%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-5/1/44	11.8%
City of Portland, 2.00%-5.00%, due 10/1/25-12/1/43	6.5%
Port of Portland, 5.00%-5.25%, due 7/1/28-7/1/44	4.3%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/31-6/15/42	3.9%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.1%
Salem-Keizer School District No. 24J, 5.00%, due 6/15/30-6/15/35	3.0%
Deschutes County Administrative School District No. 1, 4.00%-5.00%, due 6/15/30-6/15/45	3.0%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	2.9%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	2.9%
City of Beaverton, 5.00%, due 4/1/36-4/1/42	2.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Oregon Muni Fund” to “NYLI MacKay Oregon Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Oregon Muni Fund” to “NYLI MacKay Oregon Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250187 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund (formerly known as MainStay MacKay Oregon Muni Fund)
Class Name	Class C
Trading Symbol	ORTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$83^	1.42%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 83	[28]
Expense Ratio, Percent	1.42%	[29],[30]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond 1-15 Yr Blend was primarily affected by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Underweight exposure to 3% coupon bonds, driven by the shorter duration nature of the exposure	Contributed
Sector	Overweight allocation to hospitals, driven by security selection	Contributed
Credit quality	Underweight exposure to credits rated A and BBB, driven by security selection	Detracted
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/5/1996	(0.79)%	3.58%	(0.67)%	0.35%
Class C Shares - Excluding sales charges		0.20%)	4.58%	(0.67)%	0.35%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 05, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 329,401,885
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 840,159
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$329,401,885%
Total number of portfolio holdings	$171%
Total advisory fees paid	$840,159%
Portfolio turnover rate	$23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-5/1/44	11.8%
City of Portland, 2.00%-5.00%, due 10/1/25-12/1/43	6.5%
Port of Portland, 5.00%-5.25%, due 7/1/28-7/1/44	4.3%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/31-6/15/42	3.9%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.1%
Salem-Keizer School District No. 24J, 5.00%, due 6/15/30-6/15/35	3.0%
Deschutes County Administrative School District No. 1, 4.00%-5.00%, due 6/15/30-6/15/45	3.0%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	2.9%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	2.9%
City of Beaverton, 5.00%, due 4/1/36-4/1/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	57.4%
Water & Sewer	11.2%
Transportation	11.1%
Other Revenue	10.6%
Hospital	3.7%
General	1.2%
Utilities	0.6%
Education	0.4%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-5/1/44	11.8%
City of Portland, 2.00%-5.00%, due 10/1/25-12/1/43	6.5%
Port of Portland, 5.00%-5.25%, due 7/1/28-7/1/44	4.3%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/31-6/15/42	3.9%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.1%
Salem-Keizer School District No. 24J, 5.00%, due 6/15/30-6/15/35	3.0%
Deschutes County Administrative School District No. 1, 4.00%-5.00%, due 6/15/30-6/15/45	3.0%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	2.9%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	2.9%
City of Beaverton, 5.00%, due 4/1/36-4/1/42	2.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Oregon Muni Fund” to “NYLI MacKay Oregon Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Oregon Muni Fund” to “NYLI MacKay Oregon Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250188 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund (formerly known as MainStay MacKay Oregon Muni Fund)
Class Name	Class I
Trading Symbol	ORTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$36^	0.62%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 36	[31]
Expense Ratio, Percent	0.62%	[32],[33]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond 1-15 Yr Blend was primarily affected by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Underweight exposure to 3% coupon bonds, driven by the shorter duration nature of the exposure	Contributed
Sector	Overweight allocation to hospitals, driven by security selection	Contributed
Credit quality	Underweight exposure to credits rated A and BBB, driven by security selection	Detracted
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/5/1996	0.67%	5.40%	0.30%	1.35%
Bloomberg Municipal Bond Index[2]		1.20%%	9.70%%	1.05%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96%%	7.53%%	1.14%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86%%	11.82%%	0.58%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 05, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 329,401,885
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 840,159
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$329,401,885%
Total number of portfolio holdings	$171%
Total advisory fees paid	$840,159%
Portfolio turnover rate	$23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-5/1/44	11.8%
City of Portland, 2.00%-5.00%, due 10/1/25-12/1/43	6.5%
Port of Portland, 5.00%-5.25%, due 7/1/28-7/1/44	4.3%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/31-6/15/42	3.9%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.1%
Salem-Keizer School District No. 24J, 5.00%, due 6/15/30-6/15/35	3.0%
Deschutes County Administrative School District No. 1, 4.00%-5.00%, due 6/15/30-6/15/45	3.0%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	2.9%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	2.9%
City of Beaverton, 5.00%, due 4/1/36-4/1/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	57.4%
Water & Sewer	11.2%
Transportation	11.1%
Other Revenue	10.6%
Hospital	3.7%
General	1.2%
Utilities	0.6%
Education	0.4%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-5/1/44	11.8%
City of Portland, 2.00%-5.00%, due 10/1/25-12/1/43	6.5%
Port of Portland, 5.00%-5.25%, due 7/1/28-7/1/44	4.3%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/31-6/15/42	3.9%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.1%
Salem-Keizer School District No. 24J, 5.00%, due 6/15/30-6/15/35	3.0%
Deschutes County Administrative School District No. 1, 4.00%-5.00%, due 6/15/30-6/15/45	3.0%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	2.9%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	2.9%
City of Beaverton, 5.00%, due 4/1/36-4/1/42	2.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Oregon Muni Fund” to “NYLI MacKay Oregon Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Oregon Muni Fund” to “NYLI MacKay Oregon Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250189 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Oregon Muni Fund(formerly known as MainStay MacKay Oregon Muni Fund)
Class Name	Class Z
Trading Symbol	ORTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Oregon Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class Z	$45^	0.77%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 45	[34]
Expense Ratio, Percent	0.77%	[35],[36]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond 1-15 Yr Blend was primarily affected by curve positioning and security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Underweight exposure to 3% coupon bonds, driven by the shorter duration nature of the exposure	Contributed
Sector	Overweight allocation to hospitals, driven by security selection	Contributed
Credit quality	Underweight exposure to credits rated A and BBB, driven by security selection	Detracted
Maturity	Underweight exposure to bonds maturing in 3 to 9 years, as the short end of the curve outperformed the long end	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges. Effective July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	6/1/1986	(2.44)%	2.18%	(0.45)%	0.89%
Class Z Shares - Excluding sales charges		0.58%)	5.34%	0.15%)	1.20%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 01, 1986
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 329,401,885
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 840,159
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$329,401,885%
Total number of portfolio holdings	$171%
Total advisory fees paid	$840,159%
Portfolio turnover rate	$23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-5/1/44	11.8%
City of Portland, 2.00%-5.00%, due 10/1/25-12/1/43	6.5%
Port of Portland, 5.00%-5.25%, due 7/1/28-7/1/44	4.3%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/31-6/15/42	3.9%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.1%
Salem-Keizer School District No. 24J, 5.00%, due 6/15/30-6/15/35	3.0%
Deschutes County Administrative School District No. 1, 4.00%-5.00%, due 6/15/30-6/15/45	3.0%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	2.9%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	2.9%
City of Beaverton, 5.00%, due 4/1/36-4/1/42	2.7%
* Excluding short-term investments
Top Industries
General Obligation	57.4%
Water & Sewer	11.2%
Transportation	11.1%
Other Revenue	10.6%
Hospital	3.7%
General	1.2%
Utilities	0.6%
Education	0.4%
Short-Term Investment	3.3%
Other Assets, Less Liabilities	0.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Oregon, 2.15%-5.25%, due 5/1/25-5/1/44	11.8%
City of Portland, 2.00%-5.00%, due 10/1/25-12/1/43	6.5%
Port of Portland, 5.00%-5.25%, due 7/1/28-7/1/44	4.3%
Clackamas County School District No. 12, (zero coupon)-5.00%, due 6/15/31-6/15/42	3.9%
Jackson County School District No. 5, 5.00%, due 6/15/33-6/15/43	3.1%
Salem-Keizer School District No. 24J, 5.00%, due 6/15/30-6/15/35	3.0%
Deschutes County Administrative School District No. 1, 4.00%-5.00%, due 6/15/30-6/15/45	3.0%
Hillsboro School District No. 1J, 4.00%-5.00%, due 6/15/30-6/15/40	2.9%
Tri-County Metropolitan Transportation District of Oregon, 5.00%, due 9/1/30-10/1/31	2.9%
City of Beaverton, 5.00%, due 4/1/36-4/1/42	2.7%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Oregon Muni Fund” to “NYLI MacKay Oregon Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Trust of Oregon (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Oregon Muni Fund” to “NYLI MacKay Oregon Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250194 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund (formerly known as MainStay MacKay Utah Muni Fund)
Class Name	Class A
Trading Symbol	UTAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period July 22, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the period since inception?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$22^	0.80%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	Class A shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 22	[37]
Expense Ratio, Percent	0.80%	[38],[39]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 3% coupon bonds, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, primarily due yield curve positioning	Contributed
Geographic	Overweight allocation to the state of Florida, driven by the shorter duration nature of the exposure	Contributed
Sector	Underweight allocation to the IDR/PCR sector, driven by curve positioning.	Detracted
Maturity	Underweight exposure to bonds maturing beyond 3 to 6 years, as the short end of the curve outperformed the long end	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Since Inception[1]
Class A Shares - Including sales charges	7/22/2024	(2.51)%
Class A Shares - Excluding sales charges		0.51%)
Bloomberg Municipal Bond Index[2]		0.46)%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.60)%%
Morningstar Muni Single State Intermediate Category Average[4]		0.20)%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 22, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 236,514,374
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 666,391
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$236,514,374%
Total number of portfolio holdings	$190%
Total advisory fees paid	$666,391%
Portfolio turnover rate	$34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 11/15/24-3/15/47	14.7%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/38	5.6%
Utah Housing Corp., 3.85%-6.25%, due 1/1/31-7/1/55	4.6%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.5%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/42	4.0%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/43	1.7%
City of Dallas Housing Finance Corp., 4.35%, due 10/1/41	1.6%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.6%
Utah Board of Higher Education, 3.00%-5.00%, due 6/1/30-6/1/36	1.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	22.5%
Transportation	9.3%
General Obligation	7.7%
Water & Sewer	5.6%
General	4.7%
Utilities	2.4%
Housing	2.3%
Hospital	0.6%
Short-Term Investment	4.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 11/15/24-3/15/47	14.7%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/38	5.6%
Utah Housing Corp., 3.85%-6.25%, due 1/1/31-7/1/55	4.6%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.5%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/42	4.0%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/43	1.7%
City of Dallas Housing Finance Corp., 4.35%, due 10/1/41	1.6%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.6%
Utah Board of Higher Education, 3.00%-5.00%, due 6/1/30-6/1/36	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Utah Muni Fund” to “NYLI MacKay Utah Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Utah Muni Fund” to “NYLI MacKay Utah Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250191 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund(formerly known as MainStay MacKay Utah Muni Fund)
Class Name	Class C
Trading Symbol	UTACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$87^	1.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 87	[40]
Expense Ratio, Percent	1.48%	[41],[42]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 3% coupon bonds, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, primarily due yield curve positioning	Contributed
Geographic	Overweight allocation to the state of Florida, driven by the shorter duration nature of the exposure	Contributed
Sector	Underweight allocation to the IDR/PCR sector, driven by curve positioning.	Detracted
Maturity	Underweight exposure to bonds maturing beyond 3 to 6 years, as the short end of the curve outperformed the long end	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	5/21/1996	(0.50)%	5.74%	(0.45)%	0.81%
Class C Shares - Excluding sales charges		0.49%)	6.74%	(0.45)%	0.81%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 21, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 236,514,374
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 666,391
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$236,514,374%
Total number of portfolio holdings	$190%
Total advisory fees paid	$666,391%
Portfolio turnover rate	$34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 11/15/24-3/15/47	14.7%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/38	5.6%
Utah Housing Corp., 3.85%-6.25%, due 1/1/31-7/1/55	4.6%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.5%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/42	4.0%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/43	1.7%
City of Dallas Housing Finance Corp., 4.35%, due 10/1/41	1.6%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.6%
Utah Board of Higher Education, 3.00%-5.00%, due 6/1/30-6/1/36	1.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	22.5%
Transportation	9.3%
General Obligation	7.7%
Water & Sewer	5.6%
General	4.7%
Utilities	2.4%
Housing	2.3%
Hospital	0.6%
Short-Term Investment	4.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 11/15/24-3/15/47	14.7%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/38	5.6%
Utah Housing Corp., 3.85%-6.25%, due 1/1/31-7/1/55	4.6%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.5%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/42	4.0%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/43	1.7%
City of Dallas Housing Finance Corp., 4.35%, due 10/1/41	1.6%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.6%
Utah Board of Higher Education, 3.00%-5.00%, due 6/1/30-6/1/36	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Utah Muni Fund” to “NYLI MacKay Utah Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Utah Muni Fund” to “NYLI MacKay Utah Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250192 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund (formerly known as MainStay MacKay Utah Muni Fund)
Class Name	Class I
Trading Symbol	UTAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$41^	0.69%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 41	[43]
Expense Ratio, Percent	0.69%	[44],[45]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 3% coupon bonds, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, primarily due yield curve positioning	Contributed
Geographic	Overweight allocation to the state of Florida, driven by the shorter duration nature of the exposure	Contributed
Sector	Underweight allocation to the IDR/PCR sector, driven by curve positioning.	Detracted
Maturity	Underweight exposure to bonds maturing beyond 3 to 6 years, as the short end of the curve outperformed the long end	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class I Shares	5/21/1996	1.05%	7.77%	0.51%	1.81%
Bloomberg Municipal Bond Index[2]		1.20%%	9.70%%	1.05%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96%%	7.53%%	1.14%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86%%	11.82%%	0.58%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 21, 1996
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 236,514,374
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 666,391
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$236,514,374%
Total number of portfolio holdings	$190%
Total advisory fees paid	$666,391%
Portfolio turnover rate	$34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 11/15/24-3/15/47	14.7%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/38	5.6%
Utah Housing Corp., 3.85%-6.25%, due 1/1/31-7/1/55	4.6%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.5%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/42	4.0%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/43	1.7%
City of Dallas Housing Finance Corp., 4.35%, due 10/1/41	1.6%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.6%
Utah Board of Higher Education, 3.00%-5.00%, due 6/1/30-6/1/36	1.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	22.5%
Transportation	9.3%
General Obligation	7.7%
Water & Sewer	5.6%
General	4.7%
Utilities	2.4%
Housing	2.3%
Hospital	0.6%
Short-Term Investment	4.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 11/15/24-3/15/47	14.7%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/38	5.6%
Utah Housing Corp., 3.85%-6.25%, due 1/1/31-7/1/55	4.6%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.5%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/42	4.0%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/43	1.7%
City of Dallas Housing Finance Corp., 4.35%, due 10/1/41	1.6%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.6%
Utah Board of Higher Education, 3.00%-5.00%, due 6/1/30-6/1/36	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Utah Muni Fund” to “NYLI MacKay Utah Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Utah Muni Fund” to “NYLI MacKay Utah Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

C000250193 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Utah Muni Fund (formerly known as MainStay MacKay Utah Muni Fund)
Class Name	Class Z
Trading Symbol	UTAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay Utah Muni Fund (the "Fund") for the period April 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last seven months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class Z	$56^	0.94%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.
^	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.

Expenses Paid, Amount	$ 56	[46]
Expense Ratio, Percent	0.94%	[47],[48]
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the reporting period ended October 31, 2024, the Fund’s performance relative to the Bloomberg Municipal Bond Index 1-15 Yr Blend was primarily affected by security selection. Since MacKay Shields LLC began serving as the Subadvisor to the Fund, the MacKay Municipal Managers strategically prioritized increasing tax-exempt income and building tax-efficiency for the benefit of shareholders, while prudently managing interest rate risk.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Coupon	Overweight exposure to 3% coupon bonds, driven by security selection	Contributed
Credit rating	Overweight exposure to AA-rated credits, primarily due yield curve positioning	Contributed
Geographic	Overweight allocation to the state of Florida, driven by the shorter duration nature of the exposure	Contributed
Sector	Underweight allocation to the IDR/PCR sector, driven by curve positioning.	Detracted
Maturity	Underweight exposure to bonds maturing beyond 3 to 6 years, as the short end of the curve outperformed the long end	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period and reflects the deduction of all sales charges. Effective July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Seven Months[1]	One Year	Five Years	Ten Years
Class Z Shares - Including sales charges	7/24/1992	(2.12)%	4.20%	(0.31)%	1.29%
Class Z Shares - Excluding sales charges		0.91%)	7.42%	0.30%)	1.60%
Bloomberg Municipal Bond Index[2]		1.20)%%	9.70%%	1.05)%%	2.30%%
Bloomberg Municipal Bond Index 1-15 Yr Blend[3]		0.96)%%	7.53%%	1.14)%%	2.06%%
Morningstar Muni Single State Intermediate Category Average[4]		0.86)%%	11.82%%	0.58)%%	1.69%%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Bloomberg Municipal Bond Index 1-15 Yr Blend, which is generally representative of the market sectors or types of investments in which the Fund invests, covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

4.
The Morningstar Muni Single State Intermediate Category Average is representative of funds that invest in bonds issued by state and local governments to fund public projects. The income from such bonds is generally free from federal taxes and from state taxes in the issuing state. To get the state-tax benefit, these funds buy bonds from only one state. These funds have durations of 4.0 to 6.0 years (or average maturities of five to 12 years). Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 24, 1992
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 236,514,374
Holdings Count | Holding	190
Advisory Fees Paid, Amount	$ 666,391
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$236,514,374%
Total number of portfolio holdings	$190%
Total advisory fees paid	$666,391%
Portfolio turnover rate	$34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 11/15/24-3/15/47	14.7%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/38	5.6%
Utah Housing Corp., 3.85%-6.25%, due 1/1/31-7/1/55	4.6%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.5%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/42	4.0%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/43	1.7%
City of Dallas Housing Finance Corp., 4.35%, due 10/1/41	1.6%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.6%
Utah Board of Higher Education, 3.00%-5.00%, due 6/1/30-6/1/36	1.6%
* Excluding short-term investments
Top Industries
Other Revenue	40.3%
Education	22.5%
Transportation	9.3%
General Obligation	7.7%
Water & Sewer	5.6%
General	4.7%
Utilities	2.4%
Housing	2.3%
Hospital	0.6%
Short-Term Investment	4.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Utah Charter School Finance Authority, 3.00%-5.85%, due 11/15/24-3/15/47	14.7%
City of Salt Lake City, 4.00%-5.25%, due 7/1/25-7/1/38	5.6%
Utah Housing Corp., 3.85%-6.25%, due 1/1/31-7/1/55	4.6%
Utah Infrastructure Agency, 4.00%-5.50%, due 10/15/30-10/15/48	4.5%
Utah Transit Authority, (zero coupon)-5.25%, due 6/15/32-6/15/42	4.0%
County of Weber, 5.50%-5.75%, due 1/15/28-1/15/33	2.1%
Commonwealth of Puerto Rico, (zero coupon)-4.00%, due 7/1/41-11/1/43	1.7%
City of Dallas Housing Finance Corp., 4.35%, due 10/1/41	1.6%
Puerto Rico Sales Tax Financing Corp., 4.329%-4.55%, due 7/1/40	1.6%
Utah Board of Higher Education, 3.00%-5.00%, due 6/1/30-6/1/36	1.6%
* Excluding short-term investments

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes and planned changes to the Fund since April 1, 2024:
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Utah Muni Fund” to “NYLI MacKay Utah Muni Fund.” The Fund’s name change will not impact the management of the Fund.
Effective as of the close of business on July 19, 2024, the Aquila Tax-Free Fund For Utah (the "Predecessor Fund") was reorganized into the Fund, whereby the Fund acquired all of the assets and liabilities of the Predecessor Fund. The expenses shown above include expenses of the Predecessor Fund, which had a different fee structure from the Fund, from April 1, 2024 through the reorganization.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.

Material Fund Change Name [Text Block]
In connection with a rebranding of the New York Life Investments products, the Fund’s name was changed from “MainStay MacKay Utah Muni Fund” to “NYLI MacKay Utah Muni Fund.” The Fund’s name change will not impact the management of the Fund.

Summary of Change Legend [Text Block]	For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2025 or upon request at 800-624-6782.
Updated Prospectus Phone Number	800-624-6782
Accountant Change Statement [Text Block]
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
Effective as of the close of business on July 19, 2024, the Predecessor Fund was reorganized into the Fund. As a result of this reorganization, Tait, Weller & Baker LLP (“Tait”) was effectively dismissed as the Predecessor Fund’s independent registered public accounting firm. The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of Tait.
KPMG LLP was selected to serve as the Fund’s independent registered public accounting firm for the fiscal period ended October 31, 2024.

[1]	Class A shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[4]	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
[8]	Annualized.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[10]	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
[11]	Annualized.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[13]	Class A shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[14]	Annualized.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[16]	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
[17]	Annualized.
[18]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[19]	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
[20]	Annualized.
[21]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[22]	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
[23]	Annualized.
[24]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[25]	Class A shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[26]	Annualized.
[27]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[28]	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
[29]	Annualized.
[30]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[31]	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
[32]	Annualized.
[33]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[34]	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
[35]	Annualized.
[36]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[37]	Class A shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[38]	Annualized.
[39]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[40]	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
[41]	Annualized.
[42]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[43]	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
[44]	Annualized.
[45]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[46]	The Fund changed its fiscal and tax year end from March 31 to October 31. Expenses for a full reporting period would be higher than the amount shown.
[47]	Annualized.
[48]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.